UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — 97.6%
	Face Amount(1)		Value
Argentina — 2.2%
Argentine Republic Government International Bond
5.63%, 01/26/22		$300,000	$252,903
6.88%, 01/11/48		100,000	74,001
7.50%, 04/22/26		200,000	168,900
Provincia de Buenos Aires
9.13%, 03/16/24		390,000	325,654
VAR 30-35d Argentina BADLAR Private Banks+3.750%, 54.50%, 04/12/25 (a)	ARS	10,000,000	186,191

			1,007,649

Brazil — 3.8%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/24	BRL	1,300,000	1,260,096
Embraer Netherlands Finance BV
5.05%, 06/15/25		440,000	474,654

			1,734,750

Canada — 0.4%
Gran Tierra Energy International Holdings
6.25%, 02/15/25		200,000	187,000

Chile — 5.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP	335,000,000	542,770
Nacional del Cobre de Chile
3.63%, 08/01/27		1,000,000	1,035,240
5.63%, 09/21/35		440,000	536,445
Sociedad Quimica y Minera de Chile
4.25%, 05/07/29 (a)		220,000	231,660

			2,346,115

China — 5.8%
Alibaba Group Holding
3.60%, 11/28/24		1,000,000	1,043,153
CAR
6.00%, 02/11/21		600,000	580,511
Charming Light Investments MTN
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.083%, 4.25%, 12/21/22 (b)		500,000	501,516

1

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
China — (continued)
Huarong Finance 2017 MTN
VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 4.00%, 11/07/22 (b)		$500,000	$488,765

			2,613,945

Colombia — 4.0%
Colombia Government International Bond
3.88%, 04/25/27		1,000,000	1,043,000
4.50%, 03/15/29		600,000	655,200
Ecopetrol
5.88%, 05/28/45		130,000	143,767

			1,841,967

Costa Rica — 0.9%
Costa Rica Government International Bond
7.00%, 04/04/44		400,000	397,004

Croatia — 2.0%
Croatia Government International Bond
6.00%, 01/26/24		800,000	917,094

Czech Republic — 1.2%
Czech Republic Government International Bond
1.00%, 06/26/26	CZK	4,290,000	185,636
1.50%, 10/29/19	CZK	4,850,000	216,593
4.70%, 09/12/22	CZK	2,520,000	123,662

			525,891

Dominican Republic — 3.1%
Dominican Republic International Bond
6.85%, 01/27/45		300,000	328,128
6.88%, 01/29/26		110,000	124,164
7.50%, 05/06/21		73,333	77,184
8.90%, 02/15/23 (a)	DOP	43,820,000	858,499

			1,387,975

Ecuador — 1.5%
Ecuador Government International Bond
7.88%, 01/23/28		700,000	692,132

Ethiopia — 0.9%
Ethiopia International Bond
6.63%, 12/11/24		410,000	427,261

2

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Ghana — 1.0%
Ghana Government International Bond
8.13%, 01/18/26		$440,000	$473,000

Hungary — 1.2%
Hungary Government International Bond
1.75%, 10/26/22	HUF	13,810,000	49,901
2.50%, 10/27/21	HUF	35,160,000	129,127
2.75%, 12/22/26	HUF	60,070,000	220,857
3.00%, 06/26/24	HUF	33,530,000	126,579

			526,464

Indonesia — 7.1%
Indonesia Government International Bond MTN
5.13%, 01/15/45		450,000	506,999
5.25%, 01/17/42		350,000	398,676
Indonesia Government International Bond
3.70%, 01/08/22		390,000	398,970
4.10%, 04/24/28		500,000	528,015
Indonesia Treasury Bond
6.63%, 05/15/33	IDR	15,500,000,000	996,151
7.00%, 05/15/27	IDR	5,000,000,000	345,423

			3,174,234

Iraq — 0.9%
Iraq International Bond
5.80%, 01/15/28		440,000	432,615

Ivory Coast — 0.8%
Ivory Coast Government International Bond
6.38%, 03/03/28		370,000	366,106

Jordan — 0.7%
Jordan Government International Bond
6.13%, 01/29/26		300,000	310,745

Kazakhstan — 0.7%
KazMunayGas National JSC
5.75%, 04/19/47		300,000	339,315

Kenya — 0.5%
Kenya Government International Bond
8.00%, 05/22/32 (a)		220,000	232,455

Lebanon — 1.0%
Lebanon Government International Bond
6.75%, 11/29/27		350,000	273,214

3

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Lebanon — (continued)
Lebanon Government International Bond MTN
8.25%, 04/12/21		$200,000	$188,564

			461,778

Malaysia — 1.5%
Malaysia Government International Bond
3.66%, 10/15/20	MYR	1,100,000	267,579
3.90%, 11/30/26	MYR	1,000,000	246,407
4.23%, 06/30/31	MYR	660,000	166,069

			680,055

Mexico — 6.9%
Banco Mercantil del Norte
VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 7.50%, 09/27/19 (a)(b)		1,000,000	1,010,750
Grupo Cementos de Chihuahua
5.25%, 06/23/24		260,000	264,160
Mexican Bonos
8.00%, 06/11/20	MXN	2,000,000	104,346
8.00%, 11/07/47	MXN	6,000,000	317,757
Mexico Government International Bond
3.75%, 01/11/28		300,000	305,625
Mexico Government International Bond MTN
4.75%, 03/08/44		150,000	156,563
Petroleos Mexicanos
6.50%, 06/02/41		300,000	266,100
7.19%, 09/12/24	MXN	17,000,000	735,461

			3,160,762

Mongolia — 1.1%
Development Bank of Mongolia
7.25%, 10/23/23		250,000	260,615
Mongolia Government International Bond MTN
8.75%, 03/09/24		200,000	225,821

			486,436

Nigeria — 2.4%
IHS Netherlands Holdco BV
9.50%, 10/27/21		330,000	342,401
Nigeria Government International Bond MTN
6.50%, 11/28/27		760,000	760,581

			1,102,982

4

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Oman — 1.3%
Oman Government International Bond
5.63%, 01/17/28		$610,000	$577,371

Peru — 3.1%
Peru Government International Bond
6.15%, 08/12/32 (a)	PEN	1,580,000	526,043
6.71%, 02/12/55	PEN	1,000,000	357,416
Petroleos del Peru
5.63%, 06/19/47		440,000	500,500

			1,383,959

Poland — 2.4%
Poland Government International Bond
2.50%, 07/25/26	PLN	1,700,000	463,046
5.25%, 10/25/20	PLN	840,000	236,063
5.75%, 09/23/22	PLN	1,300,000	391,264

			1,090,373

Qatar — 3.2%
Qatar Government International Bond
4.50%, 04/23/28		1,000,000	1,118,246
4.82%, 03/14/49		300,000	343,812

			1,462,058

Romania — 0.6%
Romania Government International Bond
3.25%, 03/22/21	RON	700,000	167,527
3.25%, 04/29/24	RON	290,000	66,865
5.80%, 07/26/27	RON	210,000	54,518

			288,910

Russia — 8.4%
ALROSA Finance
4.65%, 04/09/24		800,000	828,080
MMC Norilsk Nickel Via MMC Finance DAC
6.63%, 10/14/22		800,000	867,776
Russian Federal Bond - OFZ
8.15%, 02/03/27	RUB	60,000,000	998,209
Russian Foreign Bond - Eurobond
5.25%, 06/23/47		400,000	441,836
SCF Capital Designated Activity
5.38%, 06/16/23		650,000	672,563

			3,808,464

Saudi Arabia — 1.1%
Dar Al-Arkan Sukuk MTN
6.88%, 04/10/22		500,000	499,952

5

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — (continued)
	Face Amount(1)		Value
Senegal — 1.1%
Senegal Government International Bond
6.25%, 05/23/33		$500,000	$483,558

South Africa — 3.8%
South Africa Government International Bond
4.67%, 01/17/24		220,000	230,175
6.25%, 03/08/41		290,000	321,797
7.75%, 02/28/23	ZAR	2,000,000	144,082
8.75%, 02/28/48	ZAR	10,000,000	640,185
10.50%, 12/21/26	ZAR	5,000,000	401,171

			1,737,410

Sri Lanka — 1.5%
Sri Lanka Government International Bond
6.85%, 03/14/24		650,000	664,026

Thailand — 2.2%
Thailand Government International Bond
3.40%, 06/17/36	THB	8,110,000	300,809
3.85%, 12/12/25	THB	19,260,000	697,981

			998,790

Turkey — 4.4%
Petkim Petrokimya Holding
5.88%, 01/26/23		600,000	579,000
Turkey Government International Bond
6.00%, 01/14/41		260,000	224,250
7.25%, 12/23/23		300,000	309,939
10.40%, 03/20/24	TRY	3,000,000	410,068
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24		500,000	465,120

			1,988,377

Ukraine — 3.2%
Kernel Holding
8.75%, 01/31/22		600,000	632,808
Ukraine Government International Bond
7.75%, 09/01/26		800,000	823,706

			1,456,514

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline
4.60%, 11/02/47		220,000	241,412
MAF Global Securities
VAR USD Swap Semi 30/360 5 Yr Curr+3.476%, 5.50%, 09/07/22 (b)		500,000	498,465

			739,877

6

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

GLOBAL BONDS — (continued)
	Face Amount(1)	Value
Uruguay — 1.5%
Uruguay Government International Bond 4.38%, 01/23/31	$330,000	$357,060
5.10%, 06/18/50	90,000	101,138
7.88%, 01/15/33	150,000	215,064

		673,262

Uzbekistan — 1.4%
Uzbekistan Government International Bond MTN 5.38%, 02/20/29	600,000	638,358

Total Global Bonds
(Cost $43,962,224)		44,316,989

Total Investments - 97.6%

(Cost $43,962,224)		$44,316,989

Percentages are based on Net Assets of $45,422,457

(1)	In U.S. dollars unless otherwise indicated.
(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2019, these securities amounted to $3,045,598 or 6.7% of net assets.

(b)	Perpetual maturity. Maturity date presented represents the next call date.

7

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING
MARKETS DEBT FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

ARS — Argentine Peso
BRL — Brazilian Real
CLP — Chilean Peso
CZK — Czech Koruna
DOP — Dominican Peso
HUF — Hungarian Forint
IDR — Indonesian Rupiah
JSC — Joint Stock Company
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Sol
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thai Bhat
TRY — Turkish Lira
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

As of June 30, 2019, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended June 30, 2019, there were no Level 3 securities.

8

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND
JUNE 30, 2019
NOTES TO FINANCIAL STATEMENTS	(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Sovereign debt obligations, corporate bonds, convertible corporate bonds, and U.S. Treasury bonds, are generally valued at the evaluated bid prices provided by an independent pricing service. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

9

THE ADVISORS’ INNER CIRCLE FUND III	AEGON EMERGING MARKETS DEBT FUND
JUNE 30, 2019
NOTES TO FINANCIAL STATEMENTS	(Unaudited)

For the period ended June 30, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

AAM-QH-002-0100

10

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — 91.1%
	Face Amount	Value
Communication Services — 16.1%
CCO Holdings
Callable 08/01/19 @ $102
5.25%, 09/30/22	$225,000	$228,397
5.75%, 01/15/24	220,000	224,922
CenturyLink
6.45%, 06/15/21	280,000	296,100
Clear Channel Worldwide Holdings
Callable 08/01/19 @ $103
6.50%, 11/15/22	275,000	280,156
9.25%, 02/15/24 (a)	60,000	65,100
CSC Holdings
Callable 10/15/20 @ $103
6.63%, 10/15/25 (a)	200,000	214,000
DISH DBS
5.88%, 07/15/22	100,000	101,500
6.75%, 06/01/21	240,000	251,700
Frontier Communications
8.75%, 04/15/22	90,000	57,600
Intelsat Jackson Holdings
Callable 08/01/19 @ $104
8.00%, 02/15/24 (a)	110,000	114,675
9.50%, 09/30/22 (a)	95,000	110,831
Level 3 Parent
Callable 08/30/19 @ $101
5.75%, 12/01/22	275,000	277,406
Nokia
3.38%, 06/12/22	130,000	131,300
Sirius XM Radio
Callable 07/15/21 @ $102
4.63%, 07/15/24 (a)	28,000	28,652
Sprint
7.25%, 09/15/21	280,000	297,500
T-Mobile USA
Callable 07/12/19 @ $103
6.50%, 01/15/24	140,000	144,900
Univision Communications
Callable 08/01/19 @ $102
5.13%, 05/15/23 (a)	105,000	102,638
6.75%, 09/15/22 (a)	85,000	86,329
Virgin Media Secured Finance
5.25%, 01/15/21	200,000	208,550

		3,222,256

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Consumer Discretionary — 16.6%
Beazer Homes USA
Callable 08/15/19 @ $104 8.75%, 03/15/22	$115,000	$119,600
Boyd Gaming
Callable 07/17/19 @ $103 6.88%, 05/15/23	175,000	180,687
Boyne USA
Callable 05/01/21 @ $104 7.25%, 05/01/25 (a)	185,000	200,263
Brookfield Residential Properties
Callable 08/30/19 @ $100 6.50%, 12/15/20 (a)	135,000	135,169
Dana
Callable 08/01/19 @ $103 6.00%, 09/15/23	175,000	178,937
Fiat Chrysler Automobiles 4.50%, 04/15/20	200,000	202,240
Goodyear Tire & Rubber
Callable 08/01/19 @ $103 5.13%, 11/15/23	130,000	131,625
International Game Technology
Callable 08/15/21 @ $100 6.25%, 02/15/22 (a)	200,000	211,250
KB Home 7.00%, 12/15/21	100,000	107,325
7.50%, 09/15/22	95,000	105,806
L Brands 5.63%, 02/15/22	55,000	57,481
6.63%, 04/01/21	110,000	116,160
Lennar
Callable 10/15/21 @ $100 4.13%, 01/15/22	95,000	97,465
8.38%, 01/15/21	90,000	96,750
Mattel
Callable 07/15/21 @ $100 2.35%, 08/15/21	75,000	72,375
Meritage Homes 7.15%, 04/15/20	105,000	108,150
MGM Resorts International 6.63%, 12/15/21	215,000	232,200
NCL
Callable 08/05/19 @ $102 4.75%, 12/15/21 (a)	175,000	177,406

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Consumer Discretionary — (continued)
Penske Automotive Group 3.75%, 08/15/20	$100,000	$100,000
Rivers Pittsburgh Borrower
Callable 08/01/19 @ $103 6.13%, 08/15/21 (a)	195,000	197,925
Scientific Games International
Callable 08/01/19 @ $105 10.00%, 12/01/22	200,000	209,750
Sotheby’s
Callable 12/15/20 @ $104 4.88%, 12/15/25 (a)	22,000	22,358
William Lyon Homes
Callable 08/30/19 @ $100 7.00%, 08/15/22	125,000	125,469
Wyndham Destinations
Callable 12/01/21 @ $100 4.25%, 03/01/22	125,000	126,875

		3,313,266

Consumer Staples — 0.2%
Rite Aid
Callable 08/01/19 @ $103 6.13%, 04/01/23 (a)	35,000	29,531

Energy — 11.5%
Antero Resources
Callable 08/01/19 @ $101 5.38%, 11/01/21	150,000	148,125
Carrizo Oil & Gas
Callable 08/01/19 @ $103 6.25%, 04/15/23	95,000	91,675
Continental Resources
Callable 08/01/19 @ $101 5.00%, 09/15/22	175,000	176,436
CSI Compressco
Callable 08/30/19 @ $102 7.25%, 08/15/22	110,000	98,725
DCP Midstream Operating
Callable 06/30/21 @ $100 4.75%, 09/30/21 (a)	125,000	128,125
Denbury Resources
Callable 08/01/19 @ $109 9.00%, 05/15/21 (a)	100,000	98,500
Energy Transfer Operating 7.50%, 10/15/20	205,000	217,445

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Energy — (continued)
Genesis Energy
Callable 08/30/19 @ $102 6.75%, 08/01/22	$105,000	$105,919
NuStar Logistics 4.80%, 09/01/20	155,000	157,325
Oasis Petroleum
Callable 08/01/19 @ $102 6.88%, 03/15/22	100,000	99,750
Sabine Pass Liquefaction
Callable 11/01/20 @ $100 5.63%, 02/01/21	105,000	109,065
SM Energy
Callable 08/01/19 @ $103 6.13%, 11/15/22	110,000	109,175
Southwestern Energy
Callable 12/15/21 @ $100 4.10%, 03/15/22	80,000	77,800
Sunoco
Callable 01/15/20 @ $102 4.88%, 01/15/23	190,000	194,038
Targa Resources Partners
Callable 09/15/19 @ $103 6.75%, 03/15/24	190,000	197,600
Transocean Sentry
Callable 05/16/21 @ $103 5.38%, 05/15/23 (a)	100,000	100,125
Whiting Petroleum
Callable 12/15/20 @ $100 5.75%, 03/15/21	90,000	90,675
WPX Energy
Callable 06/01/23 @ $100 8.25%, 08/01/23	95,000	108,300

		2,308,803

Financials — 9.6%
Ally Financial
Callable 04/21/24 @ $100 3.88%, 05/21/24	200,000	204,750
4.13%, 03/30/20	355,000	361,116
Bank of America
Callable 06/20/24 @ $100
VAR ICE LIBOR USD 3 Month+3.292%, 5.13%, 06/20/24 (b)	49,000	49,306

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Financials — (continued)
Barclays
Callable 09/15/23 @ $100
VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 7.75%, 09/15/23 (b)	$200,000	$205,000
CIT Group 4.75%, 02/16/24	95,000	100,931
5.00%, 08/15/22	95,000	100,802
Citigroup
Callable 03/27/20 @ $100
VAR ICE LIBOR USD 3 Month+4.059%, 5.88%, 03/27/20 (b)	110,000	110,962
Hartford Financial Services Group
Callable 08/30/19 @ $100
VAR ICE LIBOR USD 3 Month+2.125%, 4.64%, 02/12/47 (a)	175,000	148,750
JPMorgan Chase
Callable 10/30/19 @ $100
VAR ICE LIBOR USD 3 Month+3.470%, 6.05%, 10/30/19 (b)	120,000	119,935
Ladder Capital Finance Holdings LLLP
Callable 08/30/19 @ $101 5.88%, 08/01/21 (a)	95,000	96,425
Navient 6.63%, 07/26/21	185,000	195,869
Royal Bank of Scotland Group 6.13%, 12/15/22	125,000	134,860
Springleaf Finance 8.25%, 12/15/20	90,000	96,637

		1,925,343

Health Care — 6.1%
Bausch Health
Callable 08/01/19 @ $101 5.88%, 05/15/23 (a)	120,000	121,394
CHS
Callable 03/31/20 @ $103 6.25%, 03/31/23	135,000	129,937
DaVita
Callable 08/30/19 @ $101 5.75%, 08/15/22	155,000	156,550
Endo Finance
Callable 08/01/19 @ $101 5.38%, 01/15/23 (a)	105,000	75,600
HCA Healthcare 6.25%, 02/15/21	320,000	335,200

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Health Care — (continued)
Tenet Healthcare 6.00%, 10/01/20	$200,000	$205,888
Teva Pharmaceutical Finance IV 2.25%, 03/18/20	90,000	89,213
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21	105,000	99,619

		1,213,401

Industrials — 16.4%
American Airlines Pass-Through Trust, Ser 2013-2, Cl B 5.60%, 07/15/20 (a)	90,873	92,499
American Airlines Group 4.63%, 03/01/20 (a)	295,000	296,844
5.00%, 06/01/22 (a)	155,000	159,696
Ardagh Packaging Finance
Callable 08/12/19 @ $102 4.25%, 09/15/22 (a)	200,000	202,000
Bombardier
Callable 08/01/19 @ $101 6.00%, 10/15/22 (a)	170,000	170,729
BWAY Holding
Callable 04/15/20 @ $103 5.50%, 04/15/24 (a)	100,000	100,050
CNH Industrial Capital 4.38%, 04/05/22	95,000	98,666
Colfax
Callable 02/15/21 @ $103 6.00%, 02/15/24 (a)	85,000	89,888
DAE Funding
Callable 08/30/19 @ $102 4.00%, 08/01/20 (a)	100,000	100,000
Griffon
Callable 08/30/19 @ $101 5.25%, 03/01/22	145,000	144,275
Hertz
Callable 08/11/19 @ $100 6.25%, 10/15/22	55,000	55,550
7.38%, 01/15/21	100,000	100,125
ILFC E-Capital Trust II
Callable 08/01/19 @ $100
VAR ICE LIBOR USD 3 Month +1.800%, 4.34%, 12/21/65 (a)	160,000	116,000

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Industrials — (continued)
Meritor
Callable 08/30/19 @ $103 6.25%, 02/15/24	$190,000	$195,463
Norobord 6.25%, 04/15/23	200,000	211,250
Park Aerospace Holdings
Callable 07/15/22 @ $100 5.25%, 08/15/22 (a)	140,000	147,812
Reynolds Group Issuer
Callable 08/01/19 @ $100 5.75%, 10/15/20	329,497	330,320
Triumph Group
Callable 08/01/19 @ $100 4.88%, 04/01/21	120,000	118,200
United Airlines Holdings 4.25%, 10/01/22	225,000	230,906
4.88%, 01/15/25	75,000	76,875
United Rentals North America
Callable 08/01/19 @ $102 4.63%, 07/15/23	250,000	255,188

		3,292,336

Information Technology — 5.1%
CommScope
Callable 08/12/19 @ $103 5.00%, 06/15/21 (a)	105,000	104,737
5.50%, 03/01/24 (a)	20,000	20,525
Dell International
Callable 07/17/19 @ $103 5.88%, 06/15/21 (a)	210,000	213,486
7.13%, 06/15/24 (a)	140,000	147,802
First Data
Callable 07/12/19 @ $103 5.38%, 08/15/23 (a)	195,000	198,510
Hughes Satellite Systems 7.63%, 06/15/21	145,000	155,150
Seagate HDD Cayman
Callable 02/01/22 @ $100 4.25%, 03/01/22	185,000	188,138

		1,028,348

Materials — 5.8%
Cleveland-Cliffs
Callable 01/15/21 @ $102 4.88%, 01/15/24 (a)	100,000	101,500

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Materials — (continued)
Crown Americas 4.50%, 01/15/23	$90,000	$93,712
FMG Resources August 2006 Pty
Callable 02/15/22 @ $100 4.75%, 05/15/22 (a)	135,000	139,475
Freeport-McMoRan
Callable 02/15/20 @ $103 6.88%, 02/15/23	205,000	215,763
Huntsman International
Callable 08/15/22 @ $100 5.13%, 11/15/22	85,000	89,869
New Gold
Callable 07/09/19 @ $102 6.25%, 11/15/22 (a)	75,000	69,938
NOVA Chemicals
Callable 08/30/19 @ $102 5.25%, 08/01/23 (a)	175,000	177,406
Owens-Brockway Glass Container 5.00%, 01/15/22 (a)	115,000	117,875
Teck Resources
Callable 10/15/20 @ $100 4.50%, 01/15/21	70,000	71,267
4.75%, 01/15/22	85,000	88,055

		1,164,860

Real Estate — 3.0%
Equinix
Callable 08/30/19 @ $103 5.38%, 01/01/22	85,000	87,231
Iron Mountain
Callable 08/12/19 @ $102 4.38%, 06/01/21 (a)	120,000	121,200
6.00%, 08/15/23	65,000	66,788
iStar
Callable 08/30/19 @ $103 6.00%, 04/01/22	125,000	128,125
SBA Communications
Callable 08/30/19 @ $101 4.88%, 07/15/22	195,000	197,461

		600,805

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value
Utilities — 0.7%
Calpine
Callable 08/30/19 @ $102 6.00%, 01/15/22 (a)	$145,000	$145,725

Total Corporate Obligations
(Cost $18,233,550)		18,244,674

LOAN PARTICIPATIONS — 5.0%
Application Software — 1.0%
Infor (US) Inc., Term Loan B6, 5.08%, 02/01/22 (c)	200,000	199,358

Chemicals — 1.0%
Reynolds Group Holdings, Incremental US Term Loans, 5.15%, 02/05/23 (c)	200,000	198,340

Environmental Services — 1.0%
Advanced Disposal Services Inc., Additional Term Loan, 1st Lien, 4.64%, 11/10/23 (c)	200,000	199,650

Forest Products/Containers — 1.0%
Berry Global Inc., Term Loan Q, 1st Lien, 4.41%, 10/01/22 (c)	200,000	198,458

Information Technology — 1.0%
Sophia LP, Term Loan B, 5.58%, 09/30/22 (c)	200,000	199,350

Total Loan Participations
(Cost $998,002)		995,156

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
SCHEDULE OF INVESTMENTS	(Unaudited)

PREFERRED STOCK — 0.7%
	Shares	Value
Financials — 0.7%
GMAC Capital Trust I 8.30%	5,725	$149,594

Total Preferred Stock
(Cost $150,023)		149,594

Total Investments - 96.8%

(Cost $19,381,575)		$19,389,424

Percentages are based on Net Assets of $20,034,783

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2019, these securities amounted to $5,498,743 or 27.4% of net assets.

(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
Ser — Series
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$18,244,674	$–	$18,244,674
Loan Participations	–	995,156	–	995,156
Preferred Stock	149,594	–	–	149,594

Total Investments in Securities	$149,594	$19,239,830	$–	$19,389,424

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended June 30, 2019, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND III	AEGON SHORT DURATION
HIGH YIELD FUND
JUNE 30, 2019
NOTES TO FINANCIAL STATEMENTS	(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Sovereign debt obligations, corporate bonds, convertible corporate bonds, and U.S. Treasury bonds, are generally valued at the evaluated bid prices provided by an independent pricing service. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund may use the security’s amortized cost. Bank loans are primarily valued by a loan pricing provider using a composite loan price at the mean of the bid and ask prices from one or more brokers of dealers.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

AAM-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: August 28, 2019